Summary of significant accounting policies - Revenue recognition (Details)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Statement that practical expedient about existence of significant financing component has been used	false
Statement that practical expedient about incremental costs of obtaining contract has been used	true